25. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information Tables
Consolidated results

As from 2013, the Company no longer proportionately consolidates the joint ventures MRS and CBSI. For segment information preparation and presentation purposes, Management decided to maintain the proportionate consolidation of the joint ventures, as historically presented. For consolidated profit reconciliation purposes, the amounts of these companies were eliminated in the column “Corporate expenses/elimination”.

								12/31/2017
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads	#N/D
Metric tons (Thou)- (unaudited (*)	4,921,719	32,576,843				3,313,061	(5,359,571)
Net revenues
Domestic market	7,818,552	829,268	238,240	1,416,612	407,671	487,129	(2,491,006)	8,706,466
Foreign market	5,140,471	3,791,703					885,961	9,818,135
Total Net Revenue (note 21)	12,959,023	4,620,971	238,240	1,416,612	407,671	487,129	(1,605,045)	18,524,601
Cost of sales and services	(10,537,547)	(3,005,840)	(156,997)	(1,024,696)	(285,085)	(512,762)	1,926,786	(13,596,141)
Gross profit	2,421,476	1,615,131	81,243	391,916	122,586	(25,633)	321,741	4,928,460
General and administrative expenses	(963,822)	(158,958)	(27,943)	(94,921)	(27,098)	(80,823)	(877,383)	(2,230,948)
Depreciation (note 22)	658,587	490,805	15,752	294,571	17,265	121,801	(190,016)	1,408,765
Proportionate EBITDA of joint ventures							538,170	538,170
Adjusted EBITDA	2,116,241	1,946,978	69,052	591,566	112,753	15,345	(207,488)	4,644,447

Sales by geographic area
Asia	23,364	3,592,226					885,961	4,501,551
North America	2,009,337							2,009,337
Latin America	506,951							506,951
Europe	2,564,823	197,701						2,762,524
Others	35,996	1,776						37,772
Foreign market	5,140,471	3,791,703					885,961	9,818,135
Domestic market	7,818,552	829,268	238,240	1,416,612	407,671	487,129	(2,491,006)	8,706,466
Total	12,959,023	4,620,971	238,240	1,416,612	407,671	487,129	(1,605,045)	18,524,601

								12/31/2016
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Metric tons (Thou). - (unaudited)(*)	4,857,174	36,983,297				2,814,476	(4,062,774)
Net revenues
Domestic market	6,980,087	542,028	207,722	1,319,907	269,095	490,608	(2,079,534)	7,729,913
Foreign market	4,535,821	4,039,875					843,340	9,419,036
Total Net Revenue (note 21)	11,515,908	4,581,903	207,722	1,319,907	269,095	490,608	(1,236,194)	17,148,949
Cost of sales and services	(9,393,237)	(3,099,236)	(141,542)	(914,361)	(195,994)	(467,373)	1,571,701	(12,640,042)
Gross profit	2,122,671	1,482,667	66,180	405,546	73,101	23,235	335,507	4,508,907
General and administrative expenses	(914,927)	(185,149)	(25,180)	(83,020)	(25,196)	(74,528)	(907,128)	(2,215,128)
Depreciation (note 22)	679,074	461,287	13,430	227,792	17,140	73,030	(192,937)	1,278,816
Proportionate EBITDA of joint ventures							502,345	502,345
Adjusted EBITDA	1,886,818	1,758,805	54,430	550,318	65,045	21,737	(262,213)	4,074,940

Sales by geographic area
Asia	30,815	3,519,713					843,340	4,393,868
North America	1,891,865							1,891,865
Latin America	259,640							259,640
Europe	2,324,580	434,378						2,758,958
Others	28,921	85,784						114,705
Foreign market	4,535,821	4,039,875					843,340	9,419,036
Domestic market	6,980,087	542,028	207,722	1,319,907	269,095	490,608	(2,079,534)	7,729,913
Total	11,515,908	4,581,903	207,722	1,319,907	269,095	490,608	(1,236,194)	17,148,949

							12/31/2015
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses / elimination	Consolidated
			Port	Railroads
Metric tons (Thou.) - (unaudited)(*)	4,990,299	23,861,003				2,181,731
Net revenues
Domestic market	6,757,186	175,223	212,729	1,156,933	244,549	431,820	(1,295,907)	7,682,533
Foreign market	4,445,813	3,012,027					121,324	7,579,164
Total Net Revenue (note 23)	11,202,999	3,187,250	212,729	1,156,933	244,549	431,820	(1,174,583)	15,261,697
Cost of sales and services	(9,126,889)	(2,323,687)	(141,809)	(788,046)	(195,644)	(330,263)	1,166,237	(11,740,101)
Gross profit	2,076,110	863,563	70,920	368,887	48,905	101,557	(8,346)	3,521,596
General and administrative expenses	(955,247)	(69,602)	(20,473)	(89,678)	(23,186)	(72,894)	(669,441)	(1,900,521)
Depreciation (note 11 a)	670,496	377,344	12,777	189,361	17,073	46,505	(182,687)	1,130,869
Proportionate EBITDA of joint ventures							499,475	499,475
Adjusted EBITDA	1,791,359	1,171,305	63,224	468,570	42,792	75,168	(360,999)	3,251,419

Sales by geographic area
Asia	16,980	2,836,505					122,267	2,975,752
North America	1,901,989							1,901,989
Latin America	376,458	42,730					(943)	418,245
Europe	2,104,944	132,792						2,237,736
Others	45,442							45,442
Foreign market	4,445,813	3,012,027					121,324	7,579,164
Domestic market	6,757,186	175,223	212,729	1,156,933	244,549	431,820	(1,295,907)	7,682,533
Total	11,202,999	3,187,250	212,729	1,156,933	244,549	431,820	(1,174,583)	15,261,697

(*) The ore sales volumes presented in this note take into consideration Company sales and the interest in its subsidiaries and joint ventures .

EBITDA and Adjusted EBITDA

As required by IFRS 8, the table below shows the reconciliation of the measurement used by the chief operating decision maker with the results determined using the accounting practices:

	12/31/2017	12/31/2016	12/31/2015
Net income (loss) for the year	111,229	(853,058)	(1,215,964)
Result from Discontinued Operations		9,561	(1,911)
Depreciation/Amortization/Depletion (Note 22)	1,408,765	1,278,816	1,130,869
Income tax and social contribution (Note 14)	409,109	266,546	2,903,216
Financial income (cost) (Note 24)	2,463,627	2,522,427	3,365,162
EBITDA	4,392,730	3,224,292	6,181,372
Other operating (income) expenses (Note 23)	(177,342)	413,221	(2,269,156)
Equity in results of affiliated companies	(109,111)	(64,918)	(1,160,272)
Proportionate EBITDA of joint ventures	538,170	502,345	499,475
Adjusted EBITDA (*)	4,644,447	4,074,940	3,251,419

(*) The Company discloses its adjusted EBITDA net of its share of investments and other operating income (expenses) because it understands that these should not be included in the calculation of recurring operating cash generation.